Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value

6. Fair Value

NextNav uses observable and unobservable inputs to determine the value of its assets and liabilities recorded at fair value. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. The three-tier hierarchy for inputs used to measure fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, where applicable, is as follows:

- Level 1 — Quoted prices in active markets for identical assets or liabilities

- Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities

- Level 3 — No observable pricing inputs in the market

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. NextNav’s assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. NextNav effectuates transfers between levels of the fair value hierarchy, if any, as of the date of the actual circumstance that caused the transfer.

The following table presents the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
	(in thousands)
June 30, 2022
Cash and Cash Equivalents - Money Market Funds	$9,930	$—	$—	$9,930
Cash and Cash Equivalents - U.S. Government Agency Bonds	—	65,125	—	65,125
Warrants	$—	$—	$4,725	$4,725

December 31, 2021
Warrants	$—	$—	$28,875	$28,875

The Company classifies the U.S. government agency bonds, which are accounted for as trading, within Level 2 in the fair value hierarchy, because the Company uses quoted market prices to the extent available or alternative pricing sources and models utilizing market observable inputs to determine fair value. The carrying values of cash and cash equivalents, accounts payable, accrued expenses and other current liabilities, amounts included in other current assets, and current liabilities that meet the definition of a financial instrument, approximate fair value due to their short-term nature.

Assets, liabilities, and equity instruments that are measured at fair value on a nonrecurring basis include fixed assets and intangible assets. The Company recognizes these items at fair value when they are considered to be impaired or upon initial recognition. The fair value of these assets and liabilities are determined with valuation techniques using the best information available and may include quoted market prices, market comparables and discounted cash flow models.

Level 3 Liabilities

The Company engaged a third-party valuation firm to assist with the fair value analysis of the warrants. The analysis used commonly accepted valuation methodologies and best practices to determine the fair value of the equity, in accordance with fair value standards and U.S. GAAP. For the Private Placement Warrants that were outstanding as of June 30, 2022 and December 31, 2021, NextNav used a Monte Carlo simulation model. The following table shows the assumptions used in each respective model:

	June 30, 2022	December 31, 2021
	Values	Values
Stock Price	$2.27	$8.76
Strike price	$11.50	$11.50
Holding Period/Term (years)	4.33	4.80
Volatility	72.00%	52.90%
Expected dividends	None	None
Risk-Free Rate	3.00%	1.23%
Fair value of warrants	$0.54	$3.30

The table below provides a reconciliation of the beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3).

Warrants:	(in thousands)
Balance as of December 31, 2021	$28,875
Fair value adjustment of Private Placement Warrants	(24,150)
Balance as of June 30, 2022	$4,725

8. Fair Value

NextNav uses observable and unobservable inputs to determine the value of its assets and liabilities recorded at fair value. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. The three-tier hierarchy for inputs used to measure fair value, which prioritizes the inputs used in the methodologies of measuring fair value for assets and liabilities, where applicable, is as follows:

- Level 1 — Quoted prices in active markets for identical assets or liabilities

- Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities

- Level 3 — No observable pricing inputs in the market

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. NextNav’s assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. NextNav effectuates transfers between levels of the fair value hierarchy, if any, as of the date of the actual circumstance that caused the transfer.

The following table presents the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
	(in thousands)
December 31, 2021
Warrants	—	—	$28,875	$28,875

December 31, 2020
Warrants	—	—	$101,325	$101,325

The carrying values of cash and cash equivalents, accounts payable, accrued expenses, amounts included in other current assets, and current liabilities that meet the definition of a financial instrument, approximate fair value due to their short-term nature.

Assets, liabilities, and equity instruments that are measured at fair value on a nonrecurring basis include fixed assets and intangible assets. The Company recognizes these items at fair value when they are considered to be impaired or upon initial recognition. The fair value of these assets and liabilities are determined with valuation techniques using the best information available and may include quoted market prices, market comparables and discounted cash flow models.

Level 3 Liabilities

The Company engaged a third-party valuation firm to assist with the fair value analysis of the warrants. The analysis used commonly accepted valuation methodologies and best practices to determine the fair value of the equity, in accordance with fair value standards and U.S. GAAP. For the Private Placement Warrants that were outstanding as of December 31, 2021, NextNav used a Monte Carlo simulation model. For the Financing Warrants and the AT&T Warrant outstanding as of December 31, 2020, the Company used Black-Scholes option pricing model, utilizing certain assumptions to allocate the equity value to the warrants at each reporting date. The following table shows the assumptions used in each respective model:

	December 31, 2021	December 31, 2020
	Values	Values
Equity Value	$—	$525,034,000
Stock Price	$8.76	$—
Strike price	$11.50	$—
Holding Period/Term (years)	4.80	3.00
Volatility	52.90%	59.50%
Expected dividends	None	None
Risk-Free Rate	1.23%	0.17%
Fair value of warrants	$3.30	$—
Discount for Lack of Marketability	—	10.0%

The table below provides a reconciliation of the beginning and ending balances for the liabilities measured at fair value using significant unobservable inputs (Level 3).

Warrants:	(in thousands)
Balance as of January 1, 2021	$101,325
Vesting of AT&T Warrant	5,943
Fair value adjustment of AT&T Warrant	(12,555)
Fair value adjustment of Financing Warrants	84,011
Exercise of Financing Warrants	(174,328)
Reclassification of AT&T Warrant to Equity	(4,395)
Private Placement Warrants	16,013
Fair value adjustment of Private Placement Warrants	12,861
Balance as of December 31, 2021	$28,875